Parent Company Only Condensed Financial Information, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities [Abstract]
Net Income	$ 11,732	$ 10,259
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Change in other assets	(1,079)	(408)
Net cash provided by operating activities	13,137	12,491
Cash flows from investing activities [Abstract]
Net cash provided by (used in) investing activities	(52,354)	(88,685)
Cash flows from financing activities [Abstract]
Purchases of treasury stock	(954)	0
Cash dividends paid	(4,018)	(4,022)
Net cash provided by financing activities	52,948	162,141
Cash and cash equivalents [Abstract]
Cash and cash equivalents at beginning of year	138,303
Cash and cash equivalents at end of year	152,034	138,303
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net Income	11,732	10,259
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(5,518)	(6,606)
Change in other assets	(6)	16
Change in other liabilities	1,598	832
Net cash provided by operating activities	7,806	4,501
Cash flows from investing activities [Abstract]
Change in notes receivable	(520)	360
Net cash provided by (used in) investing activities	(520)	360
Cash flows from financing activities [Abstract]
Change in notes payable	(1,060)	(1,035)
Purchases of treasury stock	(954)	0
Cash dividends paid	(4,018)	(4,022)
Net cash provided by financing activities	(6,032)	(5,057)
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents	1,254	(196)
Cash and cash equivalents at beginning of year	4,112	4,308
Cash and cash equivalents at end of year	$ 5,366	$ 4,112